Summarized Financial Information Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Apr. 28, 2018	Jan. 27, 2018	Oct. 28, 2017	Jul. 29, 2017	Apr. 29, 2017	Jan. 28, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Segment Reporting Information [Line Items]
Sales		$ 786,076	$ 1,231,771	$ 791,117	$ 853,316	$ 821,220	$ 1,300,908	$ 858,548	$ 913,882	$ 3,662,280	$ 3,894,558	$ 4,163,844
Depreciation and amortization										$ 106,340	$ 117,887	$ 135,863
Sales by Product Line										100.00%	100.00%	100.00%
Operating Income (Loss)										$ (127,858)	$ 54,308	$ 14,656
Capital Expenditures										87,651	96,258	$ 94,274
Total Assets	[1]	1,749,568				1,932,921				$ 1,749,568	$ 1,932,921
Media
Segment Reporting Information [Line Items]
Sales by Product Line	[2]									69.00%	70.00%	70.00%
Digital
Segment Reporting Information [Line Items]
Sales by Product Line	[3]									3.00%	3.00%	5.00%
Other
Segment Reporting Information [Line Items]
Sales by Product Line	[4]									28.00%	27.00%	25.00%
B&N Retail
Segment Reporting Information [Line Items]
Total Assets	[1]	1,724,279				1,897,122				$ 1,724,279	$ 1,897,122
Nook
Segment Reporting Information [Line Items]
Total Assets	[1]	$ 25,289				$ 35,799				25,289	35,799
Operating Segments | B&N Retail
Segment Reporting Information [Line Items]
Sales										3,575,614	3,784,655	$ 4,028,614
Depreciation and amortization										94,334	98,877	101,888
Operating Income (Loss)										(119,394)	90,663	113,296
Capital Expenditures										80,670	89,706	81,277
Operating Segments | Nook
Segment Reporting Information [Line Items]
Sales										111,487	146,514	191,520
Depreciation and amortization										12,006	19,010	33,975
Operating Income (Loss)										(8,464)	(36,355)	(98,640)
Capital Expenditures										6,981	6,552	12,997
Elimination
Segment Reporting Information [Line Items]
Sales	[5]									$ (24,821)	$ (36,611)	$ (56,290)

[1]	Excludes intercompany balances.
[2]	Includes tangible books, music, movies, rentals and newsstand.
[3]	Includes NOOK®, related accessories, eContent and warranties.
[4]	Includes Toys & Games, café products, gifts and miscellaneous other.
[5]	Represents sales from NOOK to B&N Retail on a sell-through basis.